UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21905
                                                    -----------

                 First Trust/Aberdeen Emerging Opportunity Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2014
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2014 (UNAUDITED)

    SHARES                                      DESCRIPTION                                      VALUE
---------------  --------------------------------------------------------------------------  -------------
COMMON STOCKS - 48.1%

                 BRAZIL - 7.1%
        131,316  Banco Bradesco S.A., ADR .................................................  $   1,795,090
         22,000  Lojas Renner S.A..........................................................        622,961
         27,454  Multiplan Empreendimentos Imobiliarios S.A., Preference Shares ...........        585,379
         93,000  Petroleo Brasileiro S.A., ADR ............................................      1,222,950
         66,500  Souza Cruz S.A............................................................        602,281
         56,267  Ultrapar Participacoes S.A................................................      1,352,739
         84,104  Vale S.A., ADR ...........................................................      1,163,158
         35,842  Vale S.A., Preference Shares, ADR ........................................        446,233
                                                                                             -------------
                                                                                                 7,790,791
                                                                                             -------------

                 CHILE - 0.7%
         32,459  Banco Santander Chile S.A., ADR ..........................................        760,839
                                                                                             -------------

                 CHINA - 1.1%
      1,070,000  PetroChina Co., Ltd., Class H ............................................      1,165,666
                                                                                             -------------

                 HONG KONG - 5.2%
        280,000  AIA Group Ltd.............................................................      1,328,433
        188,500  China Mobile Ltd..........................................................      1,725,454
        202,000  Hang Lung Group Ltd.......................................................      1,016,965
        640,000  Swire Pacific Ltd., B Shares .............................................      1,377,940
         89,600  Swire Properties Ltd......................................................        255,290
                                                                                             -------------
                                                                                                 5,704,082
                                                                                             -------------

                 HUNGARY - 0.9%
         55,000  Richter Gedeon Nyrt ......................................................        959,139
                                                                                             -------------

                 INDIA - 6.3%
            862  GlaxoSmithKline Pharmaceuticals Ltd.......................................         37,140
         13,000  Grasim Industries Ltd.....................................................        628,652
         23,000  Hero Moto Corp. Ltd.......................................................        876,058
         78,000  Hindustan Unilever Ltd....................................................        790,873
        110,500  Housing Development Finance Corp., Ltd....................................      1,635,413
         20,000  ICICI Bank Ltd............................................................        416,945
         23,668  Infosys Technologies Ltd..................................................      1,300,972
        162,173  ITC Ltd...................................................................        958,144
          7,428  UltraTech Cement Ltd......................................................        272,002
                                                                                             -------------
                                                                                                 6,916,199
                                                                                             -------------

                 INDONESIA - 1.5%
      2,524,000  PT Astra International Tbk ...............................................      1,638,600
                                                                                             -------------

                 ITALY - 1.2%
         28,600  Tenaris S.A., ADR ........................................................      1,265,550
                                                                                             -------------

                 MALAYSIA - 1.1%
        230,606  CIMB Group Holdings Berhad ...............................................        504,925
        120,000  Public Bank Berhad .......................................................        705,558
                                                                                             -------------
                                                                                                 1,210,483
                                                                                             -------------

                 MEXICO - 3.8%
         16,700  Fomento Economico Mexicano, S.A.B. de C.V., ADR ..........................      1,557,108


                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

    SHARES                                      DESCRIPTION                                      VALUE
---------------  --------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

                 MEXICO (CONTINUED)
         40,000  Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR ................  $   1,158,000
        219,200  Grupo Financiero Banorte, S.A.B. de C.V., O Shares .......................      1,482,377
                                                                                             -------------
                                                                                                 4,197,485
                                                                                             -------------

                 PHILIPPINES - 1.6%
      1,400,000  Ayala Land, Inc...........................................................        933,437
        394,359  Bank of the Philippine Islands ...........................................        755,390
                                                                                             -------------
                                                                                                 1,688,827
                                                                                             -------------

                 POLAND - 1.0%
         17,000  Bank Pekao S.A............................................................      1,105,298
                                                                                             -------------

                 RUSSIA - 1.8%
         25,500  LUKOIL OAO, ADR ..........................................................      1,426,088
          2,467  Magnit OJSC ..............................................................        569,835
                                                                                             -------------
                                                                                                 1,995,923
                                                                                             -------------

                 SOUTH AFRICA - 2.3%
         43,610  Massmart Holdings Ltd.....................................................        569,565
         20,978  SABMiller PLC ............................................................      1,047,983
        119,729  Truworths International Ltd...............................................        878,521
                                                                                             -------------
                                                                                                 2,496,069
                                                                                             -------------

                 SOUTH KOREA - 3.2%
          3,000  E-Mart Co., Ltd...........................................................        687,679
          2,870  Samsung Electronics Co., Ltd., Preference Shares .........................      2,849,913
                                                                                             -------------
                                                                                                 3,537,592
                                                                                             -------------

                 TAIWAN - 2.4%
        150,005  Taiwan Mobile Co., Ltd....................................................        469,928
        561,954  Taiwan Semiconductor Manufacturing Co., Ltd...............................      2,186,735
                                                                                             -------------
                                                                                                 2,656,663
                                                                                             -------------

                 THAILAND - 2.3%
        105,000  PTT Exploration and Production Public Co., Ltd............................        508,169
         67,700  Siam Cement Public (The) Co., Ltd.........................................        868,163
        230,600  Siam Commercial Bank Public Co., Ltd......................................      1,119,590
                                                                                             -------------
                                                                                                 2,495,922
                                                                                             -------------

                 TURKEY - 2.4%
        153,635  Akbank TAS ...............................................................        488,253
         40,444  BIM Birlesik Magazalar AS ................................................        911,063
        181,150  Haci Omer Sabanci Holding A.S.............................................        702,689
        160,000  Turkiye Garanti Bankasi AS ...............................................        547,367
                                                                                             -------------
                                                                                                 2,649,372
                                                                                             -------------

                 UNITED KINGDOM - 1.7%
         22,000  BHP Billiton PLC .........................................................        679,705
         56,608  Standard Chartered PLC ...................................................      1,182,971
                                                                                             -------------
                                                                                                 1,862,676
                                                                                             -------------


                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

    SHARES                                      DESCRIPTION                                      VALUE
---------------  --------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

                 UNITED STATES - 0.5%
          7,500  Yum! Brands, Inc..........................................................  $     565,425
                                                                                             -------------
                 TOTAL COMMON STOCKS ......................................................     52,662,601
                 (Cost $37,523,684)                                                          -------------

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES - 41.3%

                 ARMENIA - 1.0%
        850,000  Republic of Armenia (USD) (c)............       6.00%          09/30/20           884,000
        200,000  Republic of Armenia (USD) ...............       6.00%          09/30/20           208,000
                                                                                             -------------
                                                                                                 1,092,000
                                                                                             -------------

                 BRAZIL - 6.3%
        650,000  Banco Nacional de Desenvolvimento
                     Economico e Social (USD) (c).........       5.75%          09/26/23           681,720
     13,939,000  Brazil Notas do Tesouro Nacional, Series
                     F (BRL) .............................      10.00%          01/01/17         5,821,779
        470,000  Brazil Notas do Tesouro Nacional, Series
                     F (BRL) .............................      10.00%          01/01/23           179,663
        180,000  Brazilian Government International Bond
                     (USD) ...............................       7.13%          01/20/37           216,675
                                                                                             -------------
                                                                                                 6,899,837
                                                                                             -------------

                 COLOMBIA - 1.9%
    385,000,000  Colombia Government International Bond
                     (COP) ...............................       4.38%          03/21/23           177,912
  2,223,000,000  Colombia Government International Bond
                     (COP) ...............................       9.85%          06/28/27         1,472,275
    833,000,000  Colombia Government International Bond
                     (COP) ...............................       7.75%          04/14/21           476,244
                                                                                             -------------
                                                                                                 2,126,431
                                                                                             -------------

                 COSTA RICA - 0.3%
        300,000  Costa Rica Government International Bond
                     (USD) ...............................       4.25%          01/26/23           279,000
                                                                                             -------------

                 CROATIA - 2.0%
      1,170,000  Croatia Government International Bond
                     (USD) ...............................       6.63%          07/14/20         1,285,830
        830,000  Croatia Government International Bond
                     (USD) ...............................       6.00%          01/26/24           867,350
                                                                                             -------------
                                                                                                 2,153,180
                                                                                             -------------

                 DOMINICAN REPUBLIC - 0.3%
        200,000  Dominican Republic International Bond
                     (USD) ...............................       7.50%          05/06/21           224,000


                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
MARCH 31, 2014 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 DOMINICAN REPUBLIC (CONTINUED)
        118,000  Dominican Republic International Bond
                     (USD) ...............................       8.63%          04/20/27     $     132,573
                                                                                             -------------
                                                                                                   356,573
                                                                                             -------------

                 GABON - 0.6%
        650,000  Gabonese Republic (USD) (c)..............       6.38%          12/12/24           690,625
                                                                                             -------------

                 HONDURAS - 0.8%
        840,000  Honduras Government International Bond
                     (USD) (c)............................       7.50%          03/15/24           844,200
                                                                                             -------------

                 INDONESIA - 2.0%
        700,000  Indonesia Government International Bond
                     (USD) (c) ...........................       5.88%          01/15/24           753,375
  4,000,000,000  Indonesia Treasury Bond (IDR) ...........      10.00%          07/15/17           379,581
  6,900,000,000  Indonesia Treasury Bond (IDR) ...........       6.13%          05/15/28           490,934
  5,500,000,000  Indonesia Treasury Bond (IDR) ...........      10.50%          08/15/30           569,681
                                                                                             -------------
                                                                                                 2,193,571
                                                                                             -------------

                 IRAQ - 0.2%
        280,000  Republic of Iraq (USD) ..................       5.80%          01/15/28           248,500
                                                                                             -------------

                 IVORY COAST - 0.5%
        600,000  Ivory Coast Government International Bond
                     (USD) ...............................       5.75%          12/31/32           567,000
                                                                                             -------------

                 MEXICO - 3.6%
     35,100,000  Mexican Bonos (MXN) .....................       8.50%          11/18/38         3,133,104
      4,000,000  Mexican Bonos (MXN) .....................       7.75%          11/13/42           328,614
        400,000  Mexico Government International Bond
                     (USD) ...............................       6.05%          01/11/40           457,000
                                                                                             -------------
                                                                                                3,918,718
                                                                                             -------------

                 MONGOLIA - 0.6%
        490,000  Development Bank of Mongolia LLC (USD)...       5.75%          03/21/17           460,600
        200,000  Mongolia Government International Bond
                     (USD) ...............................       5.13%          12/05/22           162,750
                                                                                             -------------
                                                                                                   623,350
                                                                                             -------------

                 NIGERIA - 1.5%
    185,990,000  Nigeria Government Bond (NGN) ...........      15.10%          04/27/17         1,162,795
        450,000  Nigeria Government International Bond
                     (USD) (c)............................       5.13%          07/12/18           461,363
                                                                                             -------------
                                                                                                 1,624,158
                                                                                             -------------


                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
MARCH 31, 2014 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 PERU - 1.2%
      2,620,000  Peru Government Bond (PEN) ..............       7.84%          08/12/20     $   1,036,770
        890,000  Peruvian Government International Bond
                     (PEN) ...............................       6.95%          08/12/31           319,872
                                                                                             -------------
                                                                                                 1,356,642
                                                                                             -------------

                 POLAND - 3.3%
     11,060,000  Poland Government Bond (PLN) ............       4.00%          10/25/23         3,594,613
                                                                                             -------------

                 ROMANIA - 1.6%
        960,000  Romanian Government International Bond
                     (USD) ...............................       6.75%          02/07/22         1,122,000
        650,000  Romanian Government International Bond
                     (USD) (c) ...........................       6.13%          01/22/44           687,700
                                                                                             -------------
                                                                                                 1,809,700
                                                                                             -------------

                 RWANDA - 0.6%
        200,000  Rwanda International Government Bond
                     (USD) (c)............................       6.63%          05/02/23           198,000
        500,000  Rwanda International Government Bond
                     (USD) ...............................       6.63%          05/02/23           495,000
                                                                                             -------------
                                                                                                   693,000
                                                                                             -------------

                 SERBIA - 1.8%
        400,000  Republic of Serbia (USD) ................       5.25%          11/21/17           417,000
     32,300,000  Serbia Treasury Bills (RSD) .............        (g)           01/29/15           358,889
     63,300,000  Serbia Treasury Bills (RSD) .............        (g)           02/26/15           698,212
     40,000,000  Serbia Treasury Bonds (RSD) .............      10.00%          01/10/15           484,126
                                                                                             -------------
                                                                                                 1,958,227
                                                                                             -------------

                 SOUTH AFRICA - 3.8%
        500,000  Eskom Holdings SOC Ltd. (USD) (c)........       6.75%          08/06/23           525,205
     15,270,000  South Africa Government Bond (ZAR) ......      10.50%          12/21/26         1,683,612
     14,000,000  South Africa Government Bond (ZAR) ......       8.00%          01/31/30         1,241,157
      8,500,000  South Africa Government Bond (ZAR) ......       7.00%          02/28/31           683,405
                                                                                             -------------
                                                                                                 4,133,379
                                                                                             -------------

                 TANZANIA - 0.7%
        680,000  Tanzania Government International Bond
                     (USD) (d)............................       6.33%          03/09/20           723,350
                                                                                             -------------

                 TURKEY - 2.9%
      4,850,000  Turkey Government Bond (TRY) ............       9.00%          01/27/16         2,220,757
      1,600,000  Turkey Government Bond (TRY) ............       6.30%          02/14/18           659,905
        250,000  Turkey Government International Bond
                     (USD) ...............................       6.25%          09/26/22           269,250
                                                                                             -------------
                                                                                                 3,149,912
                                                                                             -------------


                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
MARCH 31, 2014 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 UNITED ARAB EMIRATES - 1.1%
        990,000  Emirate of Dubai Government International
                     Bonds (USD) .........................       7.75%          10/05/20     $   1,241,460
                                                                                             -------------

                 URUGUAY - 1.6%
        205,000  Uruguay Government International Bond
                     (USD) ...............................       7.88%          01/15/33           269,575
        183,000  Uruguay Government International Bond
                     (USD) ...............................       7.63%          03/21/36           235,155
     25,348,668  Uruguay Government International Bond,
                     Inflation Adjusted Bond (UYU) (e)....       5.00%          09/14/18         1,177,143
      1,310,688  Uruguay Government International Bond,
                     Inflation Adjusted Bond (UYU) (e)....       4.25%          04/05/27            60,262
                                                                                             -------------
                                                                                                 1,742,135
                                                                                             -------------

                 VENEZUELA - 0.8%
      1,042,500  Venezuela Government International Bond
                     (USD) ...............................       5.75%          02/26/16           908,278
                                                                                             -------------

                 VIETNAM - 0.3%
        270,000  Vietnam Government International Bond
                     (USD) ...............................       6.88%          01/15/16           291,600
                                                                                             -------------
                 TOTAL FOREIGN SOVEREIGN BONDS AND NOTES ..................................     45,219,439
                 (Cost $46,647,472)                                                          -------------

FOREIGN CORPORATE BONDS AND NOTES (b) - 12.9%

                 BRAZIL - 1.3%
        200,000  Caixa Economica Federal (USD) (c)........       4.50%          10/03/18           204,000
        350,000  JBS Investments GmBH (USD) (c)...........       7.75%          10/28/20           370,562
        350,000  OAS Financial Ltd. (USD) (c).............       8.88%             (f)             331,625
        200,000  OAS Investments GmbH (USD) (c)...........       8.25%          10/19/19           201,500
        310,000  Petrobras Global Finance BV (USD) .......       4.88%          03/17/20           311,287
                                                                                             -------------
                                                                                                 1,418,974
                                                                                             -------------

                 CANADA - 0.6%
        650,000  Uranium One Investments, Inc. (USD) (c)..       6.25%          12/13/18           624,130
                                                                                             -------------

                 CHINA - 0.6%
        280,000  CIFI Holdings Group Co., Ltd. (USD) .....      12.25%          04/15/18           295,400
        320,000  Wanda Properties Overseas Ltd. (USD) ....       4.88%          11/21/18           312,150
                                                                                             -------------
                                                                                                  607,550
                                                                                             -------------

                 COLOMBIA - 0.2%
        250,000  Pacific Rubiales Energy Corp. (USD) (c)..       5.38%          01/26/19           260,000
                                                                                             -------------

                 DOMINICAN REPUBLIC - 0.4%
        350,000  AES Andres Dominicana, Ltd. / Itabo
                     Dominicana, Ltd. (USD) ..............       9.50%          11/12/20           374,063
                                                                                             -------------


                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
MARCH 31, 2014 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (b) (CONTINUED)

                 EL SALVADOR - 0.5%
        450,000  Telemovil Finance Co., Ltd. (USD) .......       8.00%          10/01/17     $     483,188
                                                                                             -------------

                 GEORGIA - 0.3%
        350,000  Georgian Oil and Gas Corp. JSC (USD) (c).       6.88%          05/16/17           365,295
                                                                                             -------------

                 GUATEMALA - 0.6%
        200,000  Comcel Trust (USD) (c) ..................       6.88%          02/06/24           209,750
        400,000  Industrial Subordinated Trust (USD) .....       8.25%          07/27/21           433,500
                                                                                             -------------
                                                                                                  643,250
                                                                                             -------------

                 INDIA - 0.2%
        200,000  Bharti Airtel International Netherlands
                     B.V. (USD) (c).......................       5.13%          03/11/23           199,750
                                                                                             -------------

                 INDONESIA - 0.7%
        150,000  Adaro Indonesia PT (USD) ................       7.63%          10/22/19           159,937
        440,000  Pertamina Persero PT (USD) (c)...........       4.30%          05/20/23           398,838
        200,000  Pertamina Persero PT (USD) ..............       6.00%          05/03/42           177,500
                                                                                             -------------
                                                                                                  736,275
                                                                                             -------------

                 KAZAKHSTAN - 0.9%
        300,000  Kazakhstan Temir Zholy Finance B.V. (USD)
                     (c)..................................       6.95%          07/10/42           306,750
        320,000  KazMunayGas National Co JSC (USD) .......       5.75%          04/30/43           289,200
        400,000  Zhaikmunai LLP (USD) (c).................       7.13%          11/13/19           417,000
                                                                                             -------------
                                                                                                 1,012,950
                                                                                             -------------

                 MEXICO - 2.3%
        200,000  Alfa SAB de CV (USD) (c) ................       5.25%          03/25/24           205,000
        350,000  BBVA Bancomer S.A. (USD) (c).............       6.75%          09/30/22           384,562
        350,000  CEMEX Espana Luxembourg (USD) ...........       9.88%          04/30/19           407,750
        650,000  Offshore Drilling Holding S.A. (USD) (c).       8.38%          09/20/20           712,562
        160,000  Pemex Project Funding Master Trust (USD)        6.63%          06/15/38           175,640
        250,000  Petroleos Mexicanos (USD) (c) ...........       6.38%          01/23/45           271,788
        300,000  Trust F/1401 (USD) (c) ..................       6.95%          01/30/44           301,500
                                                                                             -------------
                                                                                                 2,458,802
                                                                                             -------------

                 MOZAMBIQUE - 0.6%
        700,000  EMATUM Via Mozambique EMATUM Finance 2020
                     BV (USD) ............................       6.31%          09/11/20           672,000
                                                                                             -------------

                 NIGERIA - 0.3%
        310,000  GTB Finance B.V. (USD) ..................       7.50%          05/19/16           326,275
                                                                                             -------------

                 PARAGUAY - 0.5%
        500,000  Banco Regional SAECA (USD) (c) ..........       8.13%          01/24/19           537,500
                                                                                             -------------


                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
MARCH 31, 2014 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (b) (CONTINUED)

                 RUSSIA - 1.1%
        150,000  Alfa Bank OJSC Via Alfa Bond Issuance PLC
                     (USD) ...............................       7.88%          09/25/17     $     159,375
        200,000  Alfa Bank OJSC Via Alfa Bond Issuance PLC
                     (USD) ...............................       7.75%          04/28/21           205,500
        230,000  Evraz Group S.A. (USD) (c)...............       6.50%          04/22/20           194,350
        300,000  Gazprom Neft OAO Via GPN Capital SA (USD)
                     (c)..................................       6.00%          11/27/23           295,125
        420,000  VimpelCom Holdings B.V. (USD) (c)........       5.95%          02/13/23           388,500
                                                                                             -------------
                                                                                                 1,242,850
                                                                                             -------------

                 SOUTH AFRICA - 0.2%
        220,000  Myriad International Holdings B.V. (USD)
                     (c)..................................       6.00%          07/18/20           239,800
                                                                                             -------------

                 TURKEY - 0.6%
        200,000  Arcelik AS (USD) (c).....................       5.00%          04/03/23           176,000
        200,000  Turkiye Sise Ve Cam Fabrikalari AS (USD)
                     (c)..................................       4.25%          05/09/20           184,500
        300,000  Yasar Holdings S.A. via Willow No. 2
                     (USD) ...............................       9.63%          10/07/15           297,000
                                                                                             -------------
                                                                                                   657,500
                                                                                             -------------

                 UNITED ARAB EMIRATES - 0.6%
        600,000  Jafz Sukuk Ltd. (USD) ...................       7.00%          06/19/19           693,000
                                                                                             -------------

                 UNITED KINGDOM - 0.2%
        250,000  Tullow Oil PLC (USD) (c).................       6.00%          11/01/20           254,375
                                                                                             -------------

                 VENEZUELA - 0.2%
        310,000  Petroleos de Venezuela S.A. (USD) .......       8.50%          11/02/17           260,400
                                                                                             -------------
                 TOTAL FOREIGN CORPORATE BONDS AND NOTES ..................................     14,067,927
                 (Cost $13,776,471)                                                          -------------

                 TOTAL INVESTMENTS - 102.3% ...............................................    111,949,967
                 (Cost $97,947,627) (h)

                 OUTSTANDING LOANS - (5.3%) ...............................................     (5,800,000)

                 NET OTHER ASSETS AND LIABILITIES - 3.0% ..................................      3,331,853
                                                                                             -------------

                 NET ASSETS - 100.0% ......................................................  $ 109,481,820
                                                                                             =============

-----------------------------

      (a) All of the securities within the Portfolio of Investments are available to serve as collateral for the outstanding loan.

      (b) Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the Fund's investment sub-advisor.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
MARCH 31, 2014 (UNAUDITED)


      (c) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by the sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At March 31, 2014, securities noted as such amounted to $13,760,950 or 12.57% of net assets.

      (d) Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2014.

      (e) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

      (f)   Perpetual maturity.

      (g)   Zero coupon bond.

      (h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,972,982 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,970,642.

      ADR   American Depositary Receipt

Currency Abbreviations
           BRL   Brazilian Real                   PEN   Peruvian New Sol
           COP   Columbian Peso                   PHP   Philippines Peso
           GBP   British Pound Sterling           PLN   Polish Zloty
           HKD   Hong Kong Dollar                 RSD   Serbian Dinar
           HUF   Hungarian Forint                 RUB   Russian Ruble
           IDR   Indonesian Rupiah                THB   Thailand Baht
           INR   Indian Rupee                     TRY   Turkish Lira
           KRW   South Korean Won                 TWD   Taiwan New Dollar
           MXN   Mexican Peso                     USD   United States Dollar
           MYR   Malaysian Ringgit                UYU   Uruguayan Peso
           NGN   Nigerian Naira                   ZAR   South African Rand


-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                 ASSETS TABLE

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2014        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    52,662,601  $  52,662,601  $            --  $           --
Foreign Sovereign Bonds and Notes*............       45,219,439              --      45,219,439              --
Foreign Corporate Bonds and Notes*............       14,067,927              --      14,067,927              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................      111,949,967     52,662,601       59,287,366              --
Forward Foreign Currency Contracts**..........          205,886              --         205,886              --
                                                ---------------  -------------  ---------------  --------------
Total.........................................  $   112,155,853  $  52,662,601  $    59,493,252  $           --
                                                ===============  =============  ===============  ==============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

                                               LIABILITIES TABLE
                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2014        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Forward Foreign Currency Contracts**..........  $      (352,706) $          --  $      (352,706) $           --
                                                ===============  =============  ===============  ==============


*  See the Portfolio of Investments for country breakout.
** See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at March 31, 2014.

CURRENCY EXPOSURE                     % OF TOTAL
DIVERSIFICATION                      INVESTMENTS #
--------------------------------------------------
USD                                      43.1%
INR                                       6.2
HKD                                       6.1
BRL                                       5.9
ZAR                                       5.1
PLN                                       4.5
MXN                                       4.4
TRY                                       3.8
KRW                                       3.2
IDR                                       2.7
TWD                                       2.4
THB                                       2.2
COP                                       1.9
PHP                                       1.5
RSD                                       1.4
UYU                                       1.1
MYR                                       1.1
GBP                                       1.1
NGN                                       1.0
HUF                                       0.8
RUB                                       0.5
PEN                                       0.0##
-------------------------------------------------
                              Total     100.0%
                                     ============

#  The weightings include the impact of currency forwards.
## Amount is less than 0.1%.


                                                 % OF TOTAL
INDUSTRY CLASSIFICATION                          INVESTMENTS
------------------------------------------------------------
Sovereigns                                          38.9%
Banking                                             11.4
Oil, Gas & Consumable Fuels                          5.1
Consumer Products                                    4.4
Real Estate Operation & Services                     3.7
Iron & Steel                                         3.2
Retail Discretionary                                 2.8
Hardware                                             2.5
Retail Staples                                       2.4
Exploration & Production                             2.0
Telecom                                              2.0
Semiconductors                                       2.0
Specialty Finance                                    1.5
Real Estate                                          1.4
Construction Materials                               1.3
Chemicals                                            1.2
Insurance                                            1.2
Technology Services                                  1.2
Industrial Other                                     1.1
Government Agencies                                  1.1
Institutional Financial Services                     1.1
Transportation & Logistics                           1.0
Integrated Oils                                      0.9
Biotechnology & Pharmaceuticals                      0.9
Automotive                                           0.8
Wireless Telecom Services                            0.8
Financial Services                                   0.7
Consumer Services                                    0.6
Travel, Lodging & Dining                             0.5
Utilities                                            0.3
Food & Beverage                                      0.3
Pipeline                                             0.3


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

                                                 % OF TOTAL
INDUSTRY CLASSIFICATION (CONTINUED)              INVESTMENTS
------------------------------------------------------------
Consumer Finance                                     0.3
Railroad                                             0.3
Media Non-Cable                                      0.2
Wireline Telecom Services                            0.2
Metals & Mining                                      0.2
Home Improvement                                     0.2
----------------------------------------------------------
                                          Total    100.0%
                                                 =========

                                      % OF TOTAL
                                     FIXED-INCOME
CREDIT QUALITY(1)                    INVESTMENTS #
--------------------------------------------------
A                                        11.9%
A-                                        5.9
BBB+                                     15.2
BBB                                      14.0
BBB-                                     13.2
BB+                                       5.3
BB                                        7.2
BB-                                      11.4
B+                                        5.5
B                                         6.9
NR                                        3.5
-------------------------------------------------
                              Total     100.0%
                                     ============

(1) The credit quality and ratings information presented above reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The credit ratings shown relate to the credit worthiness of the issuers of the underlying foreign sovereign and foreign corporate bonds and notes in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
MARCH 31, 2014 (UNAUDITED)

                                      FORWARD FOREIGN CURRENCY CONTRACTS
                            ---------------------------------------------------------
                                                                         PURCHASE           SALE         UNREALIZED
 SETTLEMENT                        AMOUNT               AMOUNT          VALUE AS OF      VALUE AS OF    APPRECIATION/
    DATE     COUNTERPARTY      PURCHASED (a)           SOLD (a)       MARCH 31, 2014   MARCH 31, 2014   (DEPRECIATION)
----------  --------------  --------------------  ------------------  ---------------  ---------------  --------------
  05/28/14       JPM        COP    572,460,000    USD        286,660   $      289,035   $      286,660   $       2,375
  04/16/14       CIT        HUF    245,327,000    USD      1,053,855        1,098,720        1,053,855          44,865
  05/28/14       CIT        IDR     77,215,000    USD      1,227,584        1,274,431        1,227,584          46,847
  04/16/14       BAR        PLN        936,000    USD        306,732          309,225          306,732           2,493
  05/28/14       CIT        RUB     76,549,000    USD      2,063,176        2,153,794        2,063,176          90,618
  05/28/14       CIT        USD      2,513,840    BRL      6,153,000        2,513,840        2,670,283        (156,443)
  05/28/14       CIT        USD        277,355    COP    572,460,000          277,355          289,035         (11,680)
  04/16/14       JPM        USD      1,117,408    HUF    245,327,000        1,117,408        1,098,720          18,688
  05/28/14       JPM        USD      1,292,892    IDR 15,525,045,000        1,292,892        1,352,388         (59,496)
  05/28/14       RBS        USD      1,345,602    PEN      3,846,000        1,345,602        1,357,558         (11,956)
  05/28/14       JPM        USD      2,100,427    RUB     76,549,000        2,100,427        2,153,794         (53,367)
  04/16/14       CIT        USD      1,230,943    TRY      2,721,000        1,230,943        1,265,309         (34,366)
  04/16/14       HSBC       USD      1,065,008    ZAR     11,508,000        1,065,008        1,090,406         (25,398)
                                                                                                        --------------
Net unrealized appreciation (depreciation)...........................................                    $    (146,820)
                                                                                                        ==============

(a) Please see Portfolio of Investments for currency descriptions.

Counterparty Abbreviations:
           BAR   Barclays Bank
           CIT   Citibank, NA
          HSBC   HSBC Bank
           JPM   JPMorgan Chase
           RBS   Royal Bank of Scotland


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

              FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
                           MARCH 31, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on May 16, 2006 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FEO on the New York Stock Exchange ("NYSE").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Fund's Common Shares is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

      Bond, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

        1)  benchmark yields;

        2)  reported trades;

        3)  broker/dealer quotes;

        4)  issuer spreads;

        5)  benchmark securities;

        6)  bids and offers; and

        7)  reference data including market research publications.

      Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

      Common stocks and other securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price.

      Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent pricing service.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

              FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
                           MARCH 31, 2014 (UNAUDITED)


        1) the fundamental business data relating to the issuer, or economic data relating to the country of issue;

        2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

        3)  the type, size and cost of security;

        4) the financial statements of the issuer, or the financial condition of the country of issue;

        5) the credit quality and cash flow of the issuer, or country of issue, based on the sub-advisor's or external analysis;

        6) the information as to any transactions in or offers for the security;

        7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

        8)  the coupon payments;

        9) the quality, value and salability of collateral, if any, securing the security;

       10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

       11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);

       12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

       13)  other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

        1)  the type of security;

        2)  the size of the holding;

        3)  the initial cost of the security;

        4)  transactions in comparable securities;

        5)  price quotes from dealers and/or pricing services;

        6)  relationships among various securities;

        7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

        8)  an analysis of the issuer's financial statements; and

        9) the existence of merger proposals or tender offers that might affect the value of the security.

If the equity security in question is a foreign security, the following additional information may be considered:

        1) the value of similar foreign securities traded on other foreign markets;

        2)  ADR trading of similar securities;

        3)  closed-end fund trading of similar securities;

        4)  foreign currency exchange activity;

        5) the trading prices of financial products that are tied to baskets of foreign securities;

        6)  factors relating to the event that precipitated the pricing problem;

        7)  whether the event is likely to recur; and

        8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

              FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
                           MARCH 31, 2014 (UNAUDITED)


      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of March 31, 2014, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At March 31, 2014, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Schedule of Forward Foreign Currency Contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Schedule of Forward Foreign Currency Contracts.

For the fiscal year to date period (January 1, 2014 through March 31, 2014), the amount of notional values of forward foreign currency contracts opened and closed were $27,182,937 and $21,137,456, respectively.

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust/Aberdeen Emerging Opportunity Fund
            -------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 16, 2014
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 16, 2014
     -----------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: May 16, 2014
     -----------------

* Print the name and title of each signing officer under his or her signature.